Bank Borrowings - Schedule of Bank Borrowings (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Bank Borrowings
Non-current	$ 26,818,000	$ 26,739,000
Weighted average interest rate for outstanding bank borrowings	3.30%	2.79%	1.90%
Guarantee fees incurred	$ 0	$ 0	$ 320,000
Guarantee fees as a percentage of the weighted average outstanding bank borrowings			0.76%